As filed with the Securities and Exchange Commission on April 23, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05820

Brookfield Total Return Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

212-549-8400
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited)
February 28, 2014
	Interest Rate	Maturity	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 5.7%
U.S. Government Agency Collateralized Mortgage Obligations – 0.1%
Federal National Mortgage Association
Series 1997-79, Class PL 1	6.85%	12/18/27	$ 265	$303,134
Series 1998-W6, Class B3 2,3	7.09	10/25/28	146	0
Total U.S. Government Agency Collateralized Mortgage Obligations				303,134
U.S. Government Agency Pass-Through Certificates – 5.6%
Federal Home Loan Mortgage Corporation
Federal Home Loan Mortgage Corporation TBA	4.00	TBA	4,000	4,182,032
Pool Q03049 1	4.50	08/01/41	2,756	2,966,890
Pool C69047 1	7.00	06/01/32	389	440,958
Pool H01847 1	7.00	09/01/37	164	179,153
Pool C53494 1	7.50	06/01/31	45	46,013
Pool C56878 1	8.00	08/01/31	102	112,762
Pool C58516 1	8.00	09/01/31	41	41,501
Pool C59641 1	8.00	10/01/31	217	250,990
Pool C55166 1	8.50	07/01/31	104	113,808
Pool C55167 1	8.50	07/01/31	67	69,698
Pool C55169 1	8.50	07/01/31	63	65,471
Pool G01466 1	9.50	12/01/22	469	519,887
Pool 555559 1	10.00	03/01/21	103	112,480
Pool 555538 1	10.00	03/01/21	156	169,269
Federal National Mortgage Association
Pool 753914 1	5.50	12/01/33	1,150	1,273,789
Pool 761836 1	6.00	06/01/33	578	643,728
Pool 948362 1	6.50	08/01/37	262	284,452
Pool 555933 1	7.00	06/01/32	1,891	2,171,414
Pool 645912 1	7.00	06/01/32	382	431,050
Pool 645913 1	7.00	06/01/32	666	758,255
Pool 650131 1	7.00	07/01/32	516	586,068
Pool 255053 1	7.50	12/01/33	157	181,101
Pool 545990 1	7.50	04/01/31	684	783,135
Pool 735576 1	7.50	11/01/34	846	1,008,733
Pool 789284 1	7.50	05/01/17	28	28,610
Pool 827853 1	7.50	10/01/29	35	35,090
Pool 896391 1	7.50	06/01/36	372	427,971
Pool 735800 1	8.00	01/01/35	532	646,448
Pool 636449 1	8.50	04/01/32	410	483,592
Pool 545436 1	9.00	10/01/31	315	379,726
Pool 852865 1	9.00	07/01/20	555	620,682
Pool 458132 1	9.00	03/15/31	865	942,304
Total U.S. Government Agency Pass-Through Certificates				20,957,060
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $20,168,948)				21,260,194
ASSET-BACKED SECURITIES – 5.8%
Housing Related Asset-Backed Securities – 5.8%
ACE Securities Corporation Manufactured Housing Trust
Series 2003-MH1, Class A4 2,3	6.50	08/15/30	1,742	1,846,030
Bayview Opportunity Master Fund IIa Trust
Series 2012-4NR2, Class A 1,2,3,8,12	3.95	01/28/34	3,000	2,876,512
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	08/01/32	313	339,861
Conseco Financial Corp.
Series 1998-3, Class A6 5	6.76	03/01/30	1,215	1,312,597
Series 1997-7, Class A7 5	6.96	07/15/28	1,180	1,243,446
Series 1997-2, Class A6 5	7.24	06/15/28	138	145,146
Series 1997-6, Class A9 5	7.55	01/15/29	775	814,699
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class A5	5.87	04/15/40	243	262,469
Series 2001-B, Class A6 5	6.47	04/15/40	211	225,367
Mid-State Capital Corp.

Series 2004-1, Class M1 1	6.50	08/15/37	4,661	5,009,690
Series 2004-1, Class M2 6 (Acquired 07/01/04, Cost $2,303,749, 0.7%)	8.11	08/15/37	2,305	2,667,915
Newcastle CDO IX Ltd
Series 2007-10-1, Class A 2,3	0.41	05/25/52	1,105	1,083,138
Origen Manufactured Housing Contract Trust
Series 2005-B, Class A4	5.91	01/15/37	1,668	1,741,652
Vanderbilt Mortgage Finance
Series 2001-B, Class A5 5	6.96	09/07/31	2,000	2,062,372
Total Housing Related Asset-Backed Securities				21,630,894
Total ASSET-BACKED SECURITIES (Cost $21,298,257)				21,630,894
RESIDENTIAL MORTGAGE RELATED HOLDINGS – 41.8%
Non-Agency Mortgage-Backed Securities – 41.8%
ACE Securities Corporation Home Equity Loan Trust
Series 2006-HE2, Class A2D 5,7,8	0.42	05/25/36	2,182	1,309,200
Alternative Loan Trust
Series 2005-51, Class 4A1 5,7	0.48	11/20/35	5,908	4,812,207
Series 2007-OA3, Class 1A1 5,7	0.29	04/25/47	7,873	6,533,477
Series 2006-OA10, Class 3A1 5,7	0.34	08/25/46	7,923	5,859,232
Series 2007-2CB, Class 1A15	5.75	03/25/37	1,091	923,537
Series 2006-41CB, Class 2A17	6.00	01/25/37	1,792	1,542,766
Series 2006-29T1, Class 3A3 4,5	76.84	10/25/36	1,151	3,689,686
Asset-Backed Securities Corporation Home Equity Loan Trust
Series 2007-HE1, Class A4 5,7,8	0.29	12/25/36	2,350	1,658,877
Banc of America Funding Corp.
Series 2003-3, Class B4 5,6 (Acquired 01/28/04, Cost $209,509, 0.0%)	5.48	10/25/33	233	104,030
Series 2003-3, Class B5 5,6 (Acquired 01/28/04, Cost $170,901, 0.0%)	5.48	10/25/33	228	86,411
Series 2003-3, Class B6 5,6 (Acquired 01/28/04, Cost $33,274, 0.0%)	5.48	10/25/33	71	0
BCAP LLC Trust
Series 2009-RR13, Class 18A2 2,3,5	5.82	07/26/37	2,065	1,693,440
Citicorp Mortgage Securities Trust
Series 2006-3, Class 1A4	6.00	06/25/36	2,323	2,363,738
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2 2,3,5	2.21	04/25/45	3,244	2,709,536
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-J13, Class B3 5,6 (Acquired 09/13/07, Cost $266,175, 0.0%)	5.26	01/25/34	328	156,773
Series 2003-J13, Class B4 5,6 (Acquired 09/13/07, Cost $4,770, 0.0%)	5.26	01/25/34	53	10,828
Series 2007-5, Class A29	5.50	05/25/37	946	880,752
Series 2003-57, Class B3 6 (Acquired 02/20/04, Cost $0, 0.0%)	5.50	01/25/34	223	2
Series 2006-21, Class A11	5.75	02/25/37	2,999	2,761,049
Series 2007-18, Class 1A1	6.00	11/25/37	137	127,737
Series 2004-21, Class A10	6.00	11/25/34	436	458,431
DSLA Mortgage Loan Trust
Series 2007-AR1, Class 2A1A 5,7	0.30	04/19/47	5,193	4,432,792
First Republic Mortgage Bank Mortgage Pass-Through Certificates
Series 2000-FRB1, Class B3 5,6 (Acquired 08/30/01, Cost $89,210, 0.0%)	0.65	06/25/30	93	58,716
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class M1 5	5.39	01/25/35	1,517	1,223,709
GSAMP Trust
Series 2007-HE1, Class A2B 5,7,8	0.25	03/25/47	2,205	2,058,807
Series 2007-NC1, Class A2B 5,7,8	0.25	12/25/46	3,605	1,952,984
Series 2007-NC1, Class A2C 5,7,8	0.30	12/25/46	8,220	4,479,513
Series 2006-HE5, Class A2C 5,7,8	0.30	08/25/36	5,261	3,863,622
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25	07/25/35	1,128	1,167,593
Indymac Index Mortgage Loan Trust
Series 2006-FLX1, Class A1 5,7	0.36	11/25/36	6,572	5,645,346
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 5,7,8	0.25	01/25/37	1,055	488,247
Series 2006-HE2, Class A3 5,7,8	0.31	08/25/36	10,293	4,548,053
Series 2006-HE3, Class A4 5,7,8	0.38	01/25/37	815	392,966

JP Morgan Mortgage Acquisition Corp.
Series 2006-WMC1, Class A4 5,7,8	0.33	03/25/36	5,547	4,700,152
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 5,6 (Acquired 10/29/04, Cost $221,777, 0.0%)	2.10	10/25/33	257	84,647
Series 2003-A2, Class B4 5,6 (Acquired 10/29/04, Cost $161,375, 0.0%)	2.38	11/25/33	189	82,353
Master Asset Backed Securities Trust
Series 2006-NC2, Class A3 5,7,8	0.26	08/25/36	5,248	2,629,287
Series 2006-NC2, Class A4 5,7,8	0.30	08/25/36	1,846	931,705
Series 2006-HE5, Class A3 5,7,8	0.31	11/25/36	5,956	3,712,329
Series 2006-NC3, Class A4 5,7,8	0.31	10/25/36	3,067	1,793,875
Series 2006-NC3, Class A5 5,7,8	0.36	10/25/36	4,727	2,781,500
Series 2006-HE5, Class A4 5,7,8	0.37	11/25/36	2,010	1,262,827
Series 2006-NC2, Class A5 5,7,8	0.39	08/25/36	686	351,769
Series 2005-NC2, Class A4 5,7,8	0.50	11/25/35	7,684	4,777,880
Mid-State Capital Corp.
Series 2004-1, Class B 4	8.90	08/15/37	388	433,223
Mid-State Trust X
Series 10, Class B 6 (Acquired 01/05/04, Cost $1,723,799, 0.5%)	7.54	02/15/36	1,812	1,949,859
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV4 5,7,8	0.43	09/25/36	6,395	5,537,085
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12 2,3,5,7,8	0.31	10/26/36	10,226	6,902,550
RAAC Series
Series 2005-SP1, Class M3 5,6 (Acquired 08/02/07, Cost $163,887, 0.0%)	5.52	09/25/34	191	5,939
RALI Trust
Series 2006-QO7, Class 2A1 5	0.98	09/25/46	13,781	9,536,094
RESI Finance LP
Series 2006-QO1, Class 2A1 5,7	0.42	02/25/46	1,306	836,093
Series 2006-QS14, Class A30 4,5	79.24	11/25/36	229	654,227
Residential Accredit Loans Trust
Series 2004-B, Class B5 2,3	1.70	02/10/36	1,035	618,465
Residential Asset Securitization Trust
Series 2007-QS6, Class A2 4,5	54.30	04/25/37	355	729,361
Resix Finance Limited Credit-Linked Notes
Series 2004-C, Class B7 2,3,5,6 (Acquired 09/23/04, Cost $894,149, 0.1%)	3.65	09/10/36	894	398,612
Series 2004-B, Class B8 2,3,5,6 (Acquired 05/21/04, Cost $236,840, 0.0%)	4.90	02/10/36	237	94,665
Series 2004-S1, Class B1 6 (Acquired 02/26/04, Cost $179,389, 0.0%)	5.25	02/25/34	199	106,501
Series 2004-S1, Class B2 6 (Acquired 02/26/04, Cost $21,937, 0.0%)	5.25	02/25/34	92	13,997
Series 2003-S7, Class B2 6 (Acquired 05/19/03, Cost $0, 0.0%)	5.50	05/25/33	173	36,365
Series 2003-D, Class B7 2,3,6,7 (Acquired 11/19/03, Cost $491,990, 0.1%)	5.90	12/10/35	492	251,605
Series 2003-CB1, Class B8 2,3,6,7 (Acquired 12/22/04, Cost $1,113,193, 0.2%)	6.90	06/10/35	1,255	575,701
Series 2004-B, Class B9 2,3,6,7 (Acquired 05/21/04, Cost $362,803, 0.0%)	8.40	02/10/36	363	143,127
Series 2004-A, Class B10 2,3,6,7 (Acquired 03/09/04, Cost $384,053, 0.0%)	11.65	02/10/36	384	129,812
Saxon Asset Securities Trust
Series 2006-2, Class A3C 5,7,8	0.30	09/25/36	2,725	2,452,874
Securitized Asset Backed Receivables LLC
Series 2007-BR3, Class A2A 5,7,8	0.22	04/25/37	1,984	1,197,176
Series 2007-NC1, Class A2B 5,7,8	0.30	12/25/36	6,657	3,516,280
Series 2007-BR2, Class A2 5,7,8	0.38	02/25/37	4,240	2,099,943
Thornburg Mortgage Securities Trust
Series 2005-1, Class A3 5	2.29	04/25/45	6,959	6,979,681
Series 2007-1, Class A2B 5	1.45	03/25/37	5,590	5,164,730

Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA3, Class 2A 1,5	0.90	04/25/47	5,489	4,540,600
Series 2006-AR13, Class 1A 5	1.01	10/25/46	2,339	1,903,410
Series 2006-AR12, Class 1A2 5	2.41	10/25/36	2,541	2,203,811
Series 2007-HY5, Class 3A1 5	4.75	05/25/37	1,797	1,720,327
Series 2003-S1, Class B4 2,3,6 (Acquired 10/25/07, Cost $0, 0.0%)	5.50	04/25/33	113	54,638
Series 2007-5, Class A11 4,5	38.55	06/25/37	123	214,836
Series 2005-6, Class 2A3 4	49.45	08/25/35	182	323,969
Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class B4 6 (Acquired 04/13/05, Cost $606,945, 0.0%)	5.50	06/25/34	724	52,171
Series 2007-13, Class A7	6.00	09/25/37	477	468,975
Series 2007-8, Class 1A22	6.00	07/25/37	613	596,695
Series 2007-8, Class 2A2	6.00	07/25/37	1,305	1,258,430
Series 2005-18, Class 2A10 4,5	22.17	01/25/36	319	389,523
Total Non-Agency Mortgage-Backed Securities				155,193,731
Total RESIDENTIAL MORTGAGE RELATED HOLDINGS (Cost $147,413,234)				155,193,731
COMMERCIAL MORTGAGE RELATED HOLDINGS – 66.9%
Commercial Mortgage-Backed Securities – 63.5%
A10 Securitization LLC
Series 2013-2, Class B 2,3	4.38	11/15/27	2,927	2,933,714
Series 2013-2, Class C 2,3	5.12	11/15/27	2,000	2,046,438
Series 2013-2, Class D 2,3	6.23	11/15/27	501	520,122
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ	5.42	10/10/45	11,000	11,096,745
Series 2006-2, Class J 2,3,5,6 (Acquired 06/12/06, Cost $32,371, 0.0%)	5.48	05/10/45	332	2,580
Series 2007-3, Class AJ 1	5.60	06/10/49	14,670	15,075,098
Series 2007-2, Class A4 1,5	5.60	04/10/49	4,850	5,397,618
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW11, Class H 2,3,6 (Acquired 03/08/06, Cost $1,675,941, 0.1%)	5.44	03/11/39	1,713	349,336
Series 2007-PW16, Class B 2,3,5,6 (Acquired 09/22/10-03/03/11, Cost $4,010,906, 1.4%)	5.72	06/11/40	6,000	5,385,888
Series 2007-PW16, Class C 2,3,5,6 (Acquired 09/22/10, Cost $2,669,733, 1.1%)	5.72	06/11/40	5,000	4,104,865
Series 2007-T28, Class F 2,3,5,6 (Acquired 10/11/07, Cost $235,321, 0.0%)	5.96	09/11/42	250	171,787
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ	6.13	12/10/49	6,354	6,303,486
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1 2,3,9	6.75	06/20/31	467	489,398
Commercial Mortgage Trust
Series 2007-C9, Class AJFL 1,2,3,5	0.84	12/10/49	9,277	8,345,747
Series 2007-GG7, Class AJ 1	5.82	07/10/38	3,830	3,984,732
Series 2007-GG11, Class AJ 1	6.03	12/10/49	10,330	10,456,852
Series 2007-GG11, Class B	6.12	12/10/49	3,568	3,189,639
Series 2007-GG11, Class C	6.12	12/10/49	8,400	6,580,980
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL 1,5	0.39	01/15/49	7,000	6,440,000
Series 2007-C2, Class A3 1	5.54	01/15/49	6,024	6,627,015
Series 2006-C1, Class K 2,3,5,6 (Acquired 03/07/06, Cost $6,841,476, 0.1%)	5.47	02/15/39	7,073	301,451
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class J 2,3,6 (Acquired 12/16/04, Cost $980,249, 0.2%)	4.65	11/15/37	1,000	684,174
Series 2005-C2, Class AMFX 1	4.88	04/15/37	10,800	10,916,510
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVJ 2,3,5	1.38	10/15/21	7,000	6,942,607
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class B 6 (Acquired 12/07/10, Cost $1,657,936, 0.5%)	4.97	12/10/41	1,750	1,772,983

JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1, Class G 2,3,5,6 (Acquired 09/24/03, Cost $965,828, 0.3%)	5.38	10/15/37	968	965,935
Series 2007-CB20, Class AM	5.90	02/12/51	1,180	1,342,161
Series 2009-IWST, Class D 1,2,3,5,6 (Acquired 06/28/07, Cost $7,803,494, 2.1%)	7.45	12/05/27	7,000	7,908,824
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ 1	5.48	02/15/40	7,460	7,707,747
Series 2007-C1, Class C 5,6 (Acquired 02/10/11, Cost $2,911,310, 0.8%)	5.53	02/15/40	3,260	3,068,465
Series 2007-C1, Class D (Acquired 02/10/11, Cost $2,883,719, 0.9%)	5.56	02/15/40	3,600	3,229,232
Series 2007-C7, Class AJ	6.24	09/15/45	10,000	10,409,480
LNR CDO V Ltd.
Series 2007-1A, Class F 2,3,5,6 (Acquired 02/27/07, Cost $3,750,000, 0.0%)	1.60	12/26/49	3,750	0
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class G 2,3,5,6 (Acquired 03/01/06, Cost $995,544, 0.3%)	5.36	04/14/40	1,000	1,001,811
Series 2006-IQ11, Class J 2,3,5,6 (Acquired 05/24/06, Cost $9,074, 0.0%)	5.53	10/15/42	141	2,118
Series 2006-T21, Class H 2,3,5,6 (Acquired 04/04/06, Cost $1,428,541, 0.2%)	5.40	10/12/52	1,500	615,000
Series 2007-HQ13, Class A3 1	5.57	12/15/44	6,108	6,667,285
Series 2007-T25, Class AJ 1	5.57	11/12/49	12,500	12,768,125
Series 2007-IQ14, Class A4 1,5	5.69	04/15/49	6,690	7,414,226
Series 2007-T27, Class AJ 1	5.65	06/11/42	3,757	4,129,822
Series 2007-IQ16, Class AJ 5	6.13	12/12/49	5,008	4,986,451
Morgan Stanley Dean Witter Capital I Trust
Series 2003-TOP9, Class F 2,3,6 (Acquired 07/08/10, Cost $2,772,588, 0.8%)	5.65	11/13/36	2,877	2,930,198
Series 2003-TOP9, Class G 2,3,6 (Acquired 07/08/10, Cost $4,365,683, 1.3%)	5.92	11/13/36	4,577	4,653,244
Vornado DP LLC Trust
Series 2010-VNO, Class D 2,3,6 (Acquired 08/08/10, Cost $920,179, 0.3%)	6.36	09/13/28	920	1,049,854
Wachovia Bank Commercial Mortgage Trust
Series 2007-WHL8, Class C 2,3,5	0.41	06/15/20	7,341	7,083,257
Series 2006-WL7A, Class H 2,3,5	0.56	09/15/21	2,163	2,081,888
Series 2007-C31, Class L 2,3,6 (Acquired 05/11/07, Cost $0, 0.0%)	5.13	04/15/47	1,788	447
Series 2007-C30, Class AJ	5.41	12/15/43	6,500	6,632,866
Series 2005-C20, Class F 2,3,6 (Acquired 10/15/10, Cost $2,350,000, 0.7%)	5.26	07/15/42	4,000	2,561,068
Series 2005-C16, Class H 2,3,6 (Acquired 01/19/05, Cost $5,983,321, 1.6%)	5.56	10/15/41	6,000	6,004,326
Series 2007-C33, Class AJ	5.95	02/15/51	10,000	10,409,300
Total Commercial Mortgage-Backed Securities				235,742,895
Mezzanine Loan – 3.4%
BOCA Mezzanine	8.17	08/15/15	9,074	9,073,867
Extended Stay America 2013 Mezzanine B	9.63	12/01/19	3,380	3,474,259
Total Mezzanine Loan				12,548,126
Total COMMERCIAL MORTGAGE RELATED HOLDINGS (Cost $240,649,123)				248,291,021
INTEREST-ONLY SECURITIES – 4.9%
Commercial Mortgage Trust
Series 2001-J2A, Class EIO 2,3,5,10	3.85	07/16/34	10,000	951,940
Federal National Mortgage Association
Series 2011-46, Class BI 10	4.50	04/25/37	5,738	823,071
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 2,3,10	0.96	05/10/36	2,261	49,569

Government National Mortgage Association
Series 2005-76, Class IO 5,10	0.53	09/16/45	25,544	765,641
Series 2012-100, Class IO 5,10	0.83	08/16/52	33,517	2,220,931
Series 2012-70, Class IO 5,10	0.96	08/16/52	46,785	3,048,929
Series 2012-95, Class IO 5,10	1.04	02/16/53	11,368	957,415
Series 2012-78, Class IO 5,10	1.06	06/16/52	35,918	2,561,780
Series 2013-40, Class IO 5,10	1.08	06/16/54	19,711	1,373,888
Series 2012-132, Class IO 5,10	1.14	06/16/54	23,974	1,735,727
Series 2012-89, Class IO 5,10	1.29	12/16/53	36,344	2,403,488
Series 2010-132, Class IO 5,10	1.35	11/16/52	16,859	1,137,600
Vendee Mortgage Trust
Series 1997-2, Class IO 5,10	0.02	06/15/27	13,590	3,574
Wachovia Commercial Mortgage Pass-Through Certificates
Series 2002-C2, Class IO1 2,3,5,10	1.57	11/15/34	2,278	3,670
Total INTEREST-ONLY SECURITIES (Cost – $17,821,437)				18,037,223
CORPORATE BONDS – 14.1%
Automotive – 0.7%
American Axle & Manufacturing, Inc. 1	7.75	11/15/19	350	403,375
American Axle & Manufacturing, Inc. 1	6.63	10/15/22	300	326,250
Chrysler Group LLC/CG Co-Issuer, Inc. 1	8.25	06/15/21	750	849,375
Jaguar Land Rover Automotive PLC 1,2,3,11	8.13	05/15/21	400	453,000
Visteon Corp. 1	6.75	04/15/19	468	493,155
Total Automotive				2,525,155
Basic Industry – 1.9%
Alpha Natural Resources, Inc. 1	6.25	06/01/21	775	654,875
Arch Coal, Inc. 1	7.25	06/15/21	925	744,626
Associated Materials LLC/AMH New Finance, Inc. 1	9.13	11/01/17	500	525,000
Cascades, Inc. 1,11	7.88	01/15/20	500	536,250
FMG Resources August 2006 Property Ltd. 1,2,3,11	6.88	04/01/22	525	569,625
Hexion US Finance Corp. 1	9.00	11/15/20	600	616,500
Ineos Finance PLC 1,2,3,11	7.50	05/01/20	425	467,500
Masonite International Corp. 1,2,3,11	8.25	04/15/21	600	660,000
Steel Dynamics, Inc. 1	7.63	03/15/20	300	325,500
Tembec Industries, Inc. 1,11	11.25	12/15/18	500	548,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 1,2,3,11	8.75	02/01/19	575	598,000
United States Steel Corp. 1	7.00	02/01/18	325	359,125
Xerium Technologies, Inc. 1	8.88	06/15/18	525	561,750
Total Basic Industry				7,167,501
Capital Goods – 0.9%
AAR Corp. 1	7.25	01/15/22	500	537,500
Coleman Cable, Inc.	9.00	02/15/18	500	523,750
Crown Cork & Seal Company, Inc. 1	7.38	12/15/26	350	392,000
Mueller Water Products, Inc. 1	8.75	09/01/20	281	315,423
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 1	7.88	08/15/19	750	828,750
Terex Corp. 1	6.50	04/01/20	600	649,500
Total Capital Goods				3,246,923
Consumer Cyclical – 0.6%
ACCO Brands Corp. 1	6.75	04/30/20	600	618,000
Levi Strauss & Co. 1	7.63	05/15/20	600	652,500
Limited Brands, Inc. 1	7.60	07/15/37	500	525,000
Phillips-Van Heusen Corp.	7.38	05/15/20	300	333,750
Roundy's Supermarkets, Inc. 2,3	10.25	12/15/20	200	213,000
Total Consumer Cyclical				2,342,250
Consumer Non-Cyclical – 0.5%
Bumble Bee Holdings, Inc. 1,2,3	9.00	12/15/17	558	611,707
C&S Group Enterprises LLC 1,2,3	8.38	05/01/17	600	630,750
Cott Beverages, Inc. 1	8.13	09/01/18	350	373,625
Jarden Corp. 1	7.50	05/01/17	300	345,000
Total Consumer Non-Cyclical				1,961,082

Energy – 2.6%
Atlas Pipeline Partners LP 1	5.88	08/01/23	600	589,500
Basic Energy Services, Inc. 1	7.75	02/15/19	550	587,126
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 1	7.88	04/15/22	675	735,750
Calfrac Holdings LP 1,2,3	7.50	12/01/20	600	627,000
CGG SA 1,11	6.50	06/01/21	550	565,125
Crestwood Midstream Partners LP	6.00	12/15/20	600	631,500
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.88	02/15/18	600	630,000
EV Energy Partners LP/EV Energy Finance Corp. 1	8.00	04/15/19	700	721,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 1	8.63	06/15/20	195	207,187
Hilcorp Energy I LP/Hilcorp Finance Co. 1,2,3	8.00	02/15/20	600	648,000
Key Energy Services, Inc. 1	6.75	03/01/21	600	628,500
Linn Energy LLC/Linn Energy Finance Corp. 1	8.63	04/15/20	300	327,000
Linn Energy LLC/Linn Energy Finance Corp. 1	7.75	02/01/21	300	324,750
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.88	03/15/18	600	627,000
Precision Drilling Corp. 1,11	6.63	11/15/20	300	322,500
RKI Exploration & Production LLC 1,2,3	8.50	08/01/21	350	376,250
Trinidad Drilling Ltd. 1,2,3,11	7.88	01/15/19	600	642,000
W&T Offshore, Inc. 1	8.50	06/15/19	600	649,500
Total Energy				9,839,688
Healthcare – 1.3%
CHS/Community Health Systems, Inc. 1	7.13	07/15/20	700	764,750
Fresenius Medical Care U.S. Finance II, Inc. 1,2,3	5.88	01/31/22	300	321,000
HCA, Inc. 1	8.00	10/01/18	600	715,500
HCA, Inc. 1	5.88	05/01/23	150	158,626
inVentiv Health, Inc. 1,2,3	9.00	01/15/18	600	639,000
Jaguar Holding Company II/Jaguar Merger Sub, Inc. 1,2,3	9.50	12/01/19	600	672,000
Kindred Healthcare, Inc. 1	8.25	06/01/19	600	646,500
Polymer Group, Inc. 1	7.75	02/01/19	500	534,375
Service Corporation International 1	6.75	04/01/16	400	435,500
Total Healthcare				4,887,251
Media – 0.9%
Cablevision Systems Corp. 1	8.63	09/15/17	500	596,250
Cablevision Systems Corp. 1	5.88	09/15/22	100	103,750
CCO Holdings LLC/CCO Holdings Capital Corp. 1	6.63	01/31/22	300	323,250
CCO Holdings LLC/CCO Holdings Capital Corp. 1	5.75	01/15/24	250	251,250
Cenveo Corp. 1	8.88	02/01/18	550	552,750
Clear Channel Worldwide Holdings, Inc. 1	7.63	03/15/20	750	811,875
Mediacom Broadband LLC/Mediacom Broadband Corp. 1	6.38	04/01/23	100	105,500
Mediacom LLC/Mediacom Capital Corp. 1	9.13	08/15/19	500	537,500
Total Media				3,282,125
Services – 3.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 1	8.25	01/15/19	350	376,687
Boyd Gaming Corp. 1	9.00	07/01/20	600	652,500
Cedar Fair LP 1	9.13	08/01/18	350	375,812
Cedar Fair LP	5.25	03/15/21	200	203,250
Chester Downs & Marina LLC 1,2,3	9.25	02/01/20	825	808,500
H&E Equipment Services, Inc. 1	7.00	09/01/22	600	660,000
Iron Mountain, Inc. 1	8.38	08/15/21	500	533,750
Isle of Capri Casinos, Inc. 1	7.75	03/15/19	600	651,750
Jurassic Holdings III, Inc. 2,3	6.88	02/15/21	100	103,000
MGM Resorts International 1	7.63	01/15/17	350	398,125
MGM Resorts International 1	8.63	02/01/19	275	328,625
MGM Resorts International 1	7.75	03/15/22	125	143,438
MTR Gaming Group, Inc. 1	11.50	08/01/19	621	701,676
Oakwood Mortgage Investors, Inc.	6.93	09/15/31	1,250	1,168,534
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 1,2,3	8.88	04/15/17	525	546,000
PulteGroup, Inc. 1	6.38	05/15/33	550	534,187
Scientific Games Corp. 1	8.13	09/15/18	450	479,250
Standard Pacific Corp. 1	8.38	05/15/18	300	357,000
Standard Pacific Corp. 1	8.38	01/15/21	450	536,625
The Hertz Corp. 1	7.50	10/15/18	300	320,625
The Hertz Corp. 1	6.25	10/15/22	600	634,500
United Rentals North America, Inc. 1	9.25	12/15/19	300	330,000
United Rentals North America, Inc. 1	7.63	04/15/22	450	511,313
Total Services				11,355,147

Technology & Electronics – 0.3%
First Data Corp. 1,2,3	7.38	06/15/19	750	812,813
ION Geophysical Corp. 1,2,3	8.13	05/15/18	300	282,000
Total Technology & Electronics				1,094,813
Telecommunications – 1.3%
CenturyLink, Inc. 1	7.65	03/15/42	300	282,000
Cincinnati Bell, Inc. 1	8.38	10/15/20	414	451,260
Cincinnati Bell, Inc. 1	8.75	03/15/18	275	287,719
Fairpoint Communications, Inc. 1,2,3	8.75	08/15/19	600	642,000
Frontier Communications Corp. 1	7.13	03/15/19	600	663,000
Intelsat Jackson Holdings SA 1,2,3,11	5.50	08/01/23	600	593,250
Level 3 Financing, Inc. 1	8.63	07/15/20	525	589,969
Qwest Capital Funding, Inc. 1	6.88	07/15/28	350	332,500
T-Mobile USA, Inc. 1	6.63	04/01/23	550	570,625
Windstream Corp. 1	7.50	06/01/22	525	556,500
Total Telecommunications				4,968,823
Total CORPORATE BONDS (Cost $50,208,053)				52,670,758
Total Investments – 139.2% (Cost $497,559,052)				517,083,821
Liabilities in Excess of Other Assets – (39.2)%				(145,599,328)
TOTAL NET ASSETS – 100.0%				$ 371,484,493

BROOKFIELD TOTAL RETURN FUND INC.
Notes to Schedule of Investments (Unaudited)
February 28, 2014

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of February 28, 2014, the total value of all such securities was $101,435,482 or 27.3% of the net assets.

3	Private Placement.
4	Security is an inverse floating rate bond. The bond coupon is calculated by subtracting a variable rate or a multiple of a variable rate from a fixed interest rate.
5	Variable Rate Security - Interest rate shown is the rate in effect as of February 28, 2014.
6
Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors.  Although recent instability in the markets has resulted in periods of increased overall market illiqudity, liquidity for each security is determined based on security specific factors.  The values in the parenthesis represent the acquistion date, cost and the percentage of net assets, respectively. As of February 28, 2014, the total value of these securities was $50,599,021 or 13.6% of net assets.

7	Security is a "step up" bond where the coupon increases or steps up at a predetermined date. At the date, the coupon increases to LIBOR plus a predetermined margin.
8	Investment in subprime security. As of February 28, 2014, the total values of all such investments was $68,276,013 or 18.4% of net assets.
9
Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of February 28, 2014, the total values of all such securities was $489,398 or 0.1% of net assets.

10	Interest rate is based on the notional amount of the underlying mortgage pools.
11	Foreign Security or a U.S. security of a foreign company.
12	Security is a "step up" bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
TBA	To Be Announced

BROOKFIELD TOTAL RETURN FUND INC.
Notes to Financial Statements
February 28, 2014 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Directors (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Fund’s portfolio. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of February 28, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$17,078,162	$4,182,032	$21,260,194
Asset-Backed Securities	-	17,671,244	3,959,650	21,630,894
Residential Mortgage Related Holdings	-	2,383,082	152,810,649	155,193,731
Commercial Mortgage Related Holdings	-	-	248,291,021	248,291,021
Interest-Only Securities		823,071	17,214,152	18,037,223
Corporate Bonds		52,670,758	-	52,670,758
Total	$-	$90,626,317	$426,457,504	$517,083,821

The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of February 28, 2014. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements*
Assets	Fair Value as of February 28, 2014	Valuation Methodology	Significant Unobservable Input	Price
Commercial Mortgage Related Holdings	$489,398	Market Comparable Companies	Implied Spread to Index	$104.81

* The table above does not include level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $425,968,106. The inputs or these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	U.S. Governement & Agency Obligations	Asset- Backed Securities	Residential Mortgage Related Holdings	Commercial Mortgage Related Holdings	Interest-Only Securities	Total
Balance as of November 30, 2013	$6,139	$2,673,331	$126,680,108	$253,310,599	$18,000,567	$400,670,744
Accrued Discounts (Premiums)	45	-	500,215	1,677,686	(535,532)	1,642,414
Realized Gain/(Loss)	11,641	57,529	1,852,456	(203,300)	5,155,660	6,873,986
Change in Unrealized Appreciation (Depreciation)	62,021	(127,527)	2,801,811	4,615,553	14,674	7,366,532
Purchases at cost	4,176,875	3,000,000	32,435,432	2,229,688	-	41,841,995
Sales proceeds	(74,689)	(1,643,683)	(11,459,373)	(13,339,205)	(5,421,217)	(31,938,167)
Transfers out of Level 3	-	-	-	-	-	-
Balance as of February 28, 2014	$4,182,032	$3,959,650	$152,810,649	$248,291,021	$17,214,152	$426,457,504
Change in unrealized gains or losses relating to assets still held at reporting date	$62,021	$(127,527)	$2,674,359	$4,577,856	$14,674	$7,201,383

For the period ended February 28, 2014, there was no security transfer activity between Level 1 and Level 2 for the Fund.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at February 28, 2014 was as follows.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$497,559,052	$39,495,065	$(19,970,296)	$19,524,769

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolios having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At February 28, 2014, the Fund had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$1,769,508	Bank of America, 1.66%, dated 02/07/14, maturity date 03/10/14	$1,772,037
5,040,000	Bank of America, 1.80%, dated 02/21/14, maturity date 03/24/14	5,047,812
737,000	Credit Suisse, 0.39%, dated 02/04/14, maturity date 05/05/14	737,719
9,450,000	Goldman Sachs, 0.40%, dated 02/06/14, maturity 05/07/14	9,459,450
6,459,000	JP Morgan Chase, 0.40%, dated 01/09/14, maturity 04/09/14	6,465,459
3,054,000	JP Morgan Chase, 1.00%, dated 02/28/14, maturity 03/28/14	3,056,375

1,026,700	JP Morgan Chase, 1.04%, dated 01/16/14, maturity 04/16/14	1,029,370
2,671,000	JP Morgan Chase, 1.14%, dated 01/16/14, maturity 04/16/14	2,678,598
2,008,000	JP Morgan Chase, 1.14%, dated 01/23/14, maturity 04/23/14	2,013,716
11,940,000	JP Morgan Chase, 1.19%, dated 01/16/14, maturity 04/16/14	11,975,457
5,973,000	JP Morgan Chase, 1.28%, dated 02/07/14, maturity 05/08/14	5,992,171
6,185,000	JP Morgan Chase, 1.59%, dated 01/30/14, maturity 04/30/14	6,209,548
3,825,000	Nomura Securities, 1.64%, dated 12/04/13, maturity 03/04/14	3,840,701
3,077,800	RBC Capital Markets, 0.98%, dated 10/23/13, maturity 04/01/14	3,091,260
2,892,350	RBC Capital Markets, 0.99%, dated 10/03/13, maturity 04/01/14	2,906,703
7,842,770	RBC Capital Markets, 0.99%, dated 10/11/13, maturity 04/01/14	7,880,003
434,570	RBC Capital Markets, 0.99%, dated 10/16/13, maturity 04/01/14	436,573
17,178,600	RBC Capital Markets, 0.99%, dated 10/16/13, maturity 04/01/14	17,257,445
4,978,000	RBC Capital Markets, 0.99%, dated 10/18/13, maturity 04/01/14	5,000,574
257,810	RBC Capital Markets, 0.99%, dated 10/30/13, maturity 04/01/14	258,899
504,200	RBC Capital Markets, 0.99%, dated 12/16/13, maturity 04/01/14	505,675
360,960	RBC Capital Markets, 0.99%, dated 01/15/14, maturity 04/01/14	361,717
470,700	RBC Capital Markets, 0.99%, dated 02/19/14, maturity 04/01/14	471,230
5,643,000	RBC Capital Markets, 1.11%, dated 10/16/13, maturity 04/16/14	5,674,792
4,610,000	RBC Capital Markets, 1.26%, dated 10/16/13, maturity 04/16/14	4,639,468
4,725,000	RBC Capital Markets, 1.60%, dated 12/17/13, maturity 06/12/14	4,762,063
1,430,000	RBC Capital Markets, 1.67%, dated 12/20/13, maturity 04/16/14	1,437,782
4,817,000	RBC Capital Markets, 1.70%, dated 01/02/14, maturity 04/02/14	4,837,431
7,655,000	RBC Capital Markets, 1.76%, dated 10/17/13, maturity 04/16/14	7,722,869
3,261,000	RBC Capital Markets, 1.76%, dated 10/23/13, maturity 04/16/14	3,288,514
28,837,000	RBC Capital Markets, 1.90%, dated 12/17/13, maturity 06/12/14	29,105,734
2,250,000	Wells Fargo Advisors, 1.65%, dated 02/27/14, maturity 03/28/14	2,252,999
$161,363,968	Maturity Amount, Including Interest Payable	$162,170,144
	Market Value of Assets Sold Under Agreements	$210,258,997
	Weighted Average Interest Rate	1.33%

The average daily balance of reverse repurchase agreements outstanding for the Fund during the period ended February 28, 2014, was approximately $163,398,938 at a weighted average interest rate of 1.32%.

The maximum amount of reverse repurchase agreements outstanding at any time during the period was $177,193,770, which was 24.30% of total assets of the Fund.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.  As of February 28, 2014, there were no futures contracts outstanding.

TBA Transactions: The Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. The Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, the Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, the Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at February 28, 2014 were as follows:
Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal Home Loan Mortgage Corporation	4.00%	$ 4,000,000	$ 4,176,875

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Total Return Fund Inc.

By (Signature and Title)              /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: April 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: April 23, 2014

By (Signature and Title)               /s/ Angela W. Ghantous
 Angela W. Ghantous
 Treasurer and Principal Financial Officer

Date: April 23, 2014